Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 191.9% ¤
CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 0.8%
Ally Financial, Inc.
8.000% due 11/01/2031			$176		$196
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			21		20
Blue Owl Capital Corp.
6.450% due 09/15/2028			740		750
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN		1,100		345
Emirates NBD Bank PJSC
5.125% due 06/29/2031			$2,700		2,691
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			2,700		2,699
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		1,100		1,247
HSBC Holdings PLC
6.000% due 03/29/2040	GBP		274		356
Jyske Realkredit AS
0.500% due 10/01/2043	DKK		62		8
1.500% due 10/01/2053			2,303		278
2.000% due 10/01/2053			3,932		506
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053			3,901		461
Nykredit Realkredit AS
2.000% due 10/01/2053			11		1
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			$1,900		1,910
Realkredit Danmark AS
1.500% due 10/01/2053	DKK		45,828		5,692
2.000% due 10/01/2053			1,755		208
2.500% due 04/01/2047			1		0
3.000% due 10/01/2053			9,653		1,408
UBS Group AG
2.125% due 11/15/2029 •	GBP		100		125
2.875% due 04/02/2032 •	EUR		100		111

					19,012

INDUSTRIALS 0.9%
Beignet Investor LLC
6.581% due 05/30/2049			$8,800		8,982
GSG Bidco Ltd.
5.375% due 06/15/2036	EUR		1,200		1,361
6.375% due 06/15/2051			1,600		1,848
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			$8,500		8,477

					20,668

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032			46		40
5.401% due 07/02/2037			282		282

					322

Total Corporate Bonds & Notes (Cost $41,050)					40,002

U.S. GOVERNMENT AGENCIES 16.8%
Federal Home Loan Mortgage Corp.
4.000% due 04/01/2050 - 01/01/2053			405		380
4.500% due 07/01/2052 - 08/01/2052			276		267
5.500% due 08/01/2054			27,552		27,732
5.957% due 07/01/2036 •			3		3
6.000% due 02/01/2054			64		65
6.181% due 10/01/2036 •			1		1
6.195% due 09/01/2036 •			1		1
6.500% due 10/01/2053 - 02/01/2054			249		258
Federal Home Loan Mortgage Corp. REMICS
4.087% due 07/15/2036 •			10		10
4.157% due 05/15/2032 •			64		64
4.307% due 12/15/2037 •			15		15

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.327% due 10/15/2037 •		30		30
4.568% due 11/25/2054 •		6,949		7,006
4.578% due 10/25/2054 - 06/25/2056 •		15,475		15,492
4.778% due 03/25/2055 •		2,573		2,601
4.928% due 03/25/2055 •		1,289		1,301
5.128% due 07/25/2055 - 06/25/2056 •		11,610		11,725
Federal Home Loan Mortgage Corp. STRIPS
4.157% due 09/15/2042 •		1		1
Federal National Mortgage Association
3.500% due 02/01/2045 - 05/01/2052		299		272
4.000% due 09/01/2048 - 08/01/2052		1,644		1,543
4.500% due 09/01/2052		517		499
4.967% due 09/01/2044 - 10/01/2044 •		1		1
6.000% due 03/01/2054		12,267		12,558
6.224% due 05/01/2038 •		126		131
Federal National Mortgage Association REMICS
3.992% due 06/25/2048 •		2,547		2,500
4.172% due 10/25/2036 •		1		1
4.192% due 08/25/2037 •		27		27
4.658% due 06/25/2055 •		1,517		1,529
4.778% due 03/25/2055 •		1,450		1,462
4.788% due 03/25/2055 •		1,446		1,463
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)		69		0
3.500% due 06/20/2052 - 03/20/2056		57,155		51,783
Government National Mortgage Association REMICS
4.035% due 10/20/2043 •		168		163
4.154% due 02/20/2049 •		288		284
4.509% due 07/20/2073 •		17,250		17,486
4.709% due 05/20/2073 •		371		380
4.779% due 09/20/2055 •		16,905		16,997
4.927% due 08/20/2068 •		508		510
Government National Mortgage Association, TBA
3.500% due 07/01/2056		3,000		2,695
U.S. Small Business Administration
5.160% due 02/01/2028		1		1
5.310% due 05/01/2027		1		1
6.770% due 11/01/2028		1		1
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056		49,000		45,781
4.500% due 07/01/2056 - 08/01/2056		94,700		90,688
5.000% due 07/01/2056 - 08/01/2056		18,400		18,080
5.500% due 07/01/2056 - 08/01/2056		22,600		22,642
6.000% due 08/01/2056		31,100		31,694

Total U.S. Government Agencies (Cost $387,334)				388,124

U.S. TREASURY OBLIGATIONS 110.1%
U.S. Treasury Bonds
3.625% due 02/15/2044 (i)		28,400		24,070
4.875% due 08/15/2045 (m)		288		286
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051 (m)		16,509		8,742
0.125% due 02/15/2052 (m)		13,395		6,942
0.250% due 02/15/2050		24,475		13,804
0.625% due 02/15/2043		28,434		20,749
0.750% due 02/15/2042		36,202		27,649
0.750% due 02/15/2045 (i)		42,976		30,544
0.875% due 02/15/2047		32,833		23,096
1.000% due 02/15/2046		23,465		17,241
1.000% due 02/15/2048		26,597		18,940
1.000% due 02/15/2049		26,677		18,746
1.375% due 02/15/2044		43,082		35,199
1.500% due 02/15/2053		33,936		25,808
1.750% due 01/15/2028 (k)		19,026		18,900
2.125% due 02/15/2040 (i)(m)		7,631		7,364
2.125% due 02/15/2041		12,600		12,040
2.125% due 02/15/2054		36,666		32,053
2.375% due 01/15/2027		25,919		25,855
2.375% due 02/15/2055		31,125		28,664
2.375% due 02/15/2056		14,587		13,451
2.500% due 01/15/2029 (k)		14,576		14,765
3.375% due 04/15/2032 (m)		137		147
3.875% due 04/15/2029 (k)(m)		946		993
0.125% due 10/15/2026 (i)		57,507		57,199
0.125% due 04/15/2027 (k)		31,719		31,102
0.125% due 01/15/2030 (i)		56,095		52,692
0.125% due 07/15/2030 (i)		74,275		69,416
0.125% due 01/15/2031		40,580		37,491
0.125% due 07/15/2031 (i)		78,642		72,220
0.125% due 01/15/2032 (i)		101,006		91,469
0.250% due 07/15/2029 (i)		61,433		58,609
0.375% due 01/15/2027 (i)		46,171		45,567
0.375% due 07/15/2027 (i)		45,151		44,400
0.500% due 01/15/2028 (i)		45,882		44,722
0.625% due 07/15/2032 (i)		90,867		84,180

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
0.750% due 07/15/2028			39,657		38,785
0.875% due 01/15/2029 (i)(k)			69,343		67,476
1.125% due 10/15/2030 (i)			110,540		107,366
1.125% due 01/15/2033 (i)			92,431		87,456
1.250% due 04/15/2028 (i)(k)			72,368		71,217
1.250% due 04/15/2031 (i)			82,525		79,979
1.375% due 07/15/2033 (i)			81,448		78,151
1.625% due 10/15/2027 (i)			60,802		60,520
1.625% due 10/15/2029 (i)			102,633		101,947
1.625% due 04/15/2030 (i)			89,106		88,049
1.750% due 01/15/2034 (i)			77,656		75,896
1.875% due 07/15/2034 (i)			108,754		107,219
1.875% due 07/15/2035 (i)			102,440		100,200
1.875% due 01/15/2036 (i)			101,947		99,033
2.125% due 04/15/2029 (i)			76,852		77,090
2.125% due 01/15/2035 (i)(m)			103,912		103,699
2.375% due 10/15/2028 (i)			77,500		78,352
U.S. Treasury Notes
4.125% due 02/15/2036 (i)			750		732
4.250% due 08/15/2035 (m)			451		445

Total U.S. Treasury Obligations (Cost $2,597,737)					2,538,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alliance Bancorp Trust
4.243% due 07/25/2037 •			1,173		1,058
Banc of America Funding Trust
4.312% due 05/20/2036 ~			18		16
Bear Stearns ALT-A Trust
4.563% due 07/25/2035 ~			46		27
Bear Stearns ARM Trust
4.073% due 07/25/2036 ~			8		7
4.329% due 02/25/2036 ~			20		19
5.153% due 01/25/2035 ~			3		3
6.470% due 01/25/2035 ~			6		6
Chase Mortgage Finance Trust
5.262% due 02/25/2037 ~			6		6
6.310% due 02/25/2037 ~			2		2
CHL Mortgage Pass-Through Trust
4.398% due 08/20/2035 ~			66		64
4.610% due 11/20/2034 ~			7		7
5.500% due 01/25/2035			13		13
6.000% due 04/25/2036			38		18
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •			2		2
Citigroup Mortgage Loan Trust, Inc.
6.028% due 03/25/2034 ~			4		4
6.040% due 11/25/2035 •			2		2
Countrywide Alternative Loan Trust
5.500% due 04/25/2035			839		695
5.500% due 11/25/2035			7		5
6.000% due 03/25/2037			648		200
6.500% due 09/25/2037			164		61
CSFB Mortgage-Backed Pass-Through Certificates
4.463% due 10/25/2035 •			35		14
CSMC Trust
4.909% due 10/26/2036 ~			2		2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.514% due 04/25/2047 •			105		97
Eurosail-U.K. PLC
4.816% due 06/13/2045 •	GBP		21		27
First Horizon Alternative Mortgage Securities Trust
4.639% due 04/25/2035 ~			$10		10
6.000% due 02/25/2037			58		19
Government National Mortgage Association REMICS
4.379% due 09/20/2075 •			17,817		17,981
GSR Mortgage Loan Trust
4.479% due 01/25/2036 ~			5		5
4.596% due 11/25/2035 ~			3		3
HarborView Mortgage Loan Trust
4.014% due 03/19/2037 •			53		50
4.164% due 12/19/2036 •			735		666
4.194% due 05/19/2035 •			34		33
4.374% due 11/19/2035 •			20		13
4.434% due 06/20/2035 •			26		25
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~			12		9
IndyMac INDX Mortgage Loan Trust
4.183% due 07/25/2036 •			64		63
4.323% due 07/25/2035 •			299		214
JP Morgan Alternative Loan Trust
4.163% due 06/25/2037 •			798		271
6.810% due 08/25/2036 þ			67		66
JP Morgan Mortgage Trust
4.978% due 12/25/2056 •			5,800		5,814

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~			6		6
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.480% due 09/15/2030 •			1		1
Merrill Lynch Mortgage Investors Trust
4.522% due 06/25/2035 ~			7		7
4.837% due 12/25/2034 ~			2		2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			284		274
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		26,400		18,218
RALI Trust
6.000% due 09/25/2036			$45		36
Residential Asset Securitization Trust
4.163% due 05/25/2035 •			129		75
5.750% due 03/25/2037			50		14
6.500% due 09/25/2036			860		237
Structured Adjustable Rate Mortgage Loan Trust
4.685% due 11/25/2034 •			41		39
4.720% due 03/25/2036 ~			13		11
Structured Asset Mortgage Investments II Trust
4.183% due 05/25/2036 •			5		4
4.434% due 05/19/2035 •			2		2
Thornburg Mortgage Securities Trust
6.089% due 03/25/2037 •			139		99
WaMu Mortgage Pass-Through Certificates Trust
4.246% due 08/25/2036 ~			1		1
4.503% due 11/25/2034 •			10		10
4.503% due 01/25/2045 •			12		11
4.563% due 01/25/2045 •			14		14
4.878% due 01/25/2035 ~			2		2
4.891% due 06/25/2034 ~			2		2
5.854% due 10/25/2034 ~			1		1
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035			8		7
Wells Fargo Mortgage-Backed Securities Trust
5.698% due 04/25/2036 ~			9		10

Total Non-Agency Mortgage-Backed Securities (Cost $46,791)					46,680

ASSET-BACKED SECURITIES 7.6%
CMBS OTHER 1.0%
Acore Issuer LLC
5.089% due 08/20/2043 •			10,800		10,807
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			5,400		5,407
Dwight Issuer LLC
5.000% due 01/18/2044 •(b)			4,200		4,205
MF1 Ltd.
4.832% due 10/16/2036 •			1,921		1,921

					22,340

HOME EQUITY OTHER 1.2%
ACE Securities Corp. Home Equity Loan Trust
4.663% due 12/25/2034 •			33		31
4.888% due 04/25/2035 •			2,000		1,842
Argent Mortgage Loan Trust
4.243% due 05/25/2035 •			53		50
Asset-Backed Securities Corp. Home Equity Loan Trust
4.223% due 11/25/2036 •			255		250
Bear Stearns Asset-Backed Securities I Trust
4.423% due 02/25/2036 •			459		455
BNC Mortgage Loan Trust
4.083% due 11/25/2036 •			175		173
Citigroup Mortgage Loan Trust, Inc.
4.168% due 05/25/2037 •			2,400		2,250
Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •			59		58
Countrywide Asset-Backed Certificates Trust
3.953% due 11/25/2037 •			1,882		1,791
4.043% due 05/25/2035 •			161		156
4.043% due 07/25/2037 •			53		49
4.163% due 09/25/2037 •			14		13
4.243% due 05/25/2036 •			622		532
4.543% due 11/25/2034 •			19		18
4.798% due 12/25/2035 •			245		241
5.488% due 11/25/2034 •			2,920		2,670
5.805% due 04/25/2036 ~			36		34
Fremont Home Loan Trust
4.033% due 10/25/2036 •			80		73
4.043% due 01/25/2037 •			162		83
4.243% due 10/25/2036 •			611		238
4.603% due 03/25/2035 •			1,701		1,434

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
GSAMP Trust
4.163% due 11/25/2036 •			77		35
4.498% due 09/25/2035 •			3		3
4.738% due 03/25/2035 •			85		83
Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •			75		59
4.702% due 11/25/2034 •			13		13
HSI Asset Securitization Corp. Trust
4.303% due 02/25/2036 •			13		12
Long Beach Mortgage Loan Trust
4.003% due 08/25/2036 •			66		26
MASTR Asset-Backed Securities Trust
4.103% due 06/25/2036 •			167		157
Merrill Lynch Mortgage Investors Trust
4.183% due 02/25/2037 •			1,249		344
4.483% due 10/25/2035 •			1,223		1,203
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 10/25/2036 •			448		403
4.663% due 05/25/2034 •			1,120		1,083
4.798% due 07/25/2035 •			303		297
Option One Mortgage Loan Trust
4.003% due 04/25/2037 •			2,490		1,216
4.043% due 01/25/2037 •			172		113
4.043% due 03/25/2037 •			134		89
Ownit Mortgage Loan Trust
4.043% due 09/25/2037 •			3,606		3,211
Renaissance Home Equity Loan Trust
4.623% due 06/25/2033 •			1,099		996
4.863% due 09/25/2037 •			718		279
5.294% due 01/25/2037 þ			7,262		2,116
Residential Asset Securities Corporation Trust
4.043% due 09/25/2036 •			613		610
4.243% due 08/25/2036 •			237		211
Saxon Asset Securities Trust
4.073% due 09/25/2037 •			33		32
Securitized Asset-Backed Receivables LLC Trust
4.438% due 10/25/2035 •			714		702
Soundview Home Loan Trust
3.963% due 06/25/2037 •			603		429
4.713% due 10/25/2037 •			78		61
Structured Asset Securities Corp. Mortgage Loan Trust
4.333% due 10/25/2036 •			95		95
Wells Fargo Home Equity Asset-Backed Securities Trust
6.163% due 12/25/2034 •			36		36

					26,355

MANUFACTURING HOUSE ABS OTHER 0.0%
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~			751		720

WHOLE LOAN COLLATERAL 0.5%
Bear Stearns Asset-Backed Securities Trust
4.763% due 09/25/2046 •			23		21
Citigroup Mortgage Loan Trust, Inc.
4.258% due 10/25/2036 •			222		220
4.468% due 03/25/2037 •			4,100		4,016
First Franklin Mortgage Loan Trust
4.468% due 11/25/2036 •			305		297
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •			805		245
Lehman XS Trust
4.421% due 06/25/2036 þ			116		114
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.523% due 12/25/2035 •			250		249
Securitized Asset-Backed Receivables LLC Trust
4.263% due 05/25/2036 •			773		414
Specialty Underwriting & Residential Finance Trust
4.083% due 09/25/2037 •			9,391		4,508
4.163% due 04/25/2037 •			2,454		1,814

					11,898

OTHER ABS 4.9%
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			3,000		3,001
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •			2,800		2,801
Anchorage Capital Europe CLO 5 DAC
3.224% due 07/15/2034 •	EUR		3,000		3,431
Arbour CLO DAC
3.613% due 05/15/2038 •			3,500		4,007
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •			$6,700		6,708

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •		EUR		1,400		1,602
BlueMountain Fuji EUR CLO V DAC
3.114% due 01/15/2033 •				813		930
Capital Four CLO IV DAC
3.394% due 04/15/2038 •				800		914
Capital Four CLO X DAC
3.415% due 10/25/2038 •				2,000		2,288
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		$		5,700		5,703
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •				1,900		1,902
CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		EUR		5,500		6,288
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •				463		529
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •				528		603
Euro-Galaxy III CLO DAC
2.781% due 04/24/2034 •				169		193
Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		$		1,950		1,952
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •				3,400		3,401
Hayfin Emerald CLO V DAC
3.449% due 11/17/2037 •		EUR		1,100		1,259
Hayfin Emerald CLO X DAC
3.498% due 10/18/2039 •				4,600		5,260
Henley CLO VI DAC
3.165% due 06/10/2034 •				1,900		2,175
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		$		4,500		4,505
LCM 39 Ltd.
4.713% due 10/15/2034 •				3,000		3,002
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •				1,200		1,200
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •				15		15
Navient Education Loan Trust
4.860% due 09/15/2056				492		491
Nelnet Student Loan Trust
4.610% due 02/21/2061				5,055		4,968
4.909% due 02/21/2061 •				1,986		1,989
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •				1,500		1,501
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •		EUR		995		1,137
Providus CLO VII DAC
3.374% due 07/15/2038 •				3,500		4,000
Rockford Tower Europe CLO DAC
3.489% due 08/29/2036 •				1,100		1,258
Sculptor European CLO IV DAC
3.365% due 04/27/2038 •				4,800		5,493
TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •		$		385		385
Toro European CLO 2 DAC
3.155% due 07/25/2034 •		EUR		3,526		4,032
Toro European CLO 3 DAC
3.194% due 07/15/2034 •				5,993		6,854
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •		$		3,100		3,100
Trysail CLO Ltd.
4.914% due 10/20/2033 •				1,100		1,102
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •				982		982
Voya Euro CLO IV DAC
3.174% due 10/15/2034 •		EUR		10,770		12,314

						113,275

Total Asset-Backed Securities (Cost $180,140)						174,588

SOVEREIGN ISSUES 9.3%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		$		3,400		3,389
4.875% due 04/30/2029				1,100		1,108
5.000% due 04/30/2034				1,200		1,221
Brazil Government International Bonds
4.000% due 04/23/2030		EUR		1,300		1,491
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)		BRL		200,915		37,645
0.000% due 04/01/2027 (d)				122,593		21,581
Canada Government Real Return Bonds
4.250% due 12/01/2026		CAD		1,274		913
Costa Rica Government International Bonds
5.950% due 04/27/2033		EUR		400		488

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
French Republic Government Bonds OAT
0.100% due 07/25/2031				5,530		6,030
0.100% due 07/25/2036				11,656		11,468
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030				2,549		2,840
1.800% due 05/15/2036				27,165		31,163
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034		JPY		359,067		2,118
0.005% due 03/10/2035				1,353,330		7,866
0.100% due 03/10/2028				1,526,828		9,428
0.100% due 03/10/2029				3,264,326		20,066
Japan Government Thirty Year Bonds
3.400% due 12/20/2055				1,850,000		10,384
Kuwait International Government Bonds
4.804% due 04/20/2033		$		3,300		3,294
Mexico Government International Bonds
5.850% due 07/02/2032				400		404
6.625% due 01/29/2038				400		410
U.K. Gilts
4.000% due 10/22/2031		GBP		31,100		40,595

Total Sovereign Issues (Cost $228,973)						213,902

			SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp.
5.875% due 03/15/2028 (f)				223,000		225

Total Preferred Securities (Cost $228)						225

REAL ESTATE INVESTMENT TRUSTS 27.1%
REAL ESTATE 27.1%

Acadia Realty Trust				66,935		1,400
Agree Realty Corp.				49,809		3,773
Alexandria Real Estate Equities, Inc.				12,156		642
American Assets Trust, Inc.				45,215		1,116
American Healthcare REIT, Inc.				115,067		6,001
American Homes 4 Rent				180,877		6,063
Americold Realty Trust, Inc.				19,581		308
Apartment Investment & Management Co.				13,644		41
Apple Hospitality REIT, Inc.				110,036		1,850
AvalonBay Communities, Inc.				76,184		14,375
Brandywine Realty Trust				10,390		33
Brixmor Property Group, Inc.				156,234		4,926
Broadstone Net Lease, Inc.				147,316		3,045
BXP, Inc.				83,995		5,570
Camden Property Trust				51,898		5,942
CareTrust REIT, Inc.				71,784		2,896
CBL & Associates Properties, Inc.				13,466		715
Centerspace				989		56
Chiron Real Estate, Inc.				750		28
Community Healthcare Trust, Inc.				1,531		28
COPT Defense Properties				33,987		1,237
Cousins Properties, Inc.				57,375		1,720
CubeSmart				128,763		5,121
Curbline Properties Corp.				40,142		1,220
DiamondRock Hospitality Co.				160,456		1,954
Digital Realty Trust, Inc.				174,109		31,266
Diversified Healthcare Trust				933,924		8,685
Douglas Emmett, Inc.				11,832		140
Easterly Government Properties, Inc.				2,584		64
EastGroup Properties, Inc.				21,804		4,416
Empire State Realty Trust, Inc.				8,474		46
EPR Properties				20,211		1,172
Equinix, Inc.				51,487		53,670
Equity LifeStyle Properties, Inc.				41,878		2,699
Equity Residential				187,652		12,747
Essential Properties Realty Trust, Inc.				13,554		405
Essex Property Trust, Inc.				36,027		10,505
Extra Space Storage, Inc.				93,329		13,561
Federal Realty Investment Trust				48,280		5,960
First Industrial Realty Trust, Inc.				67,366		4,130
Four Corners Property Trust, Inc.				6,510		160
Getty Realty Corp.				3,426		114
Gladstone Commercial Corp.				24,568		302
Global Net Lease, Inc.				97,915		875
Healthcare Realty Trust, Inc.				179,140		3,613
Healthpeak Properties, Inc.				458,544		9,813
Highwoods Properties, Inc.				27,898		841

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Host Hotels & Resorts, Inc.		548,736		13,011
Hudson Pacific Properties, Inc.		103,351		1,570
Independence Realty Trust, Inc.		118,349		1,975
Innovative Industrial Properties, Inc.		14,123		875
Invitation Homes, Inc.		301,622		9,112
Janus Living, Inc. Class A		87,454		2,513
JBG SMITH Properties		3,557		52
Kilroy Realty Corp.		71,814		2,691
Kimco Realty Corp.		353,718		8,967
Kite Realty Group Trust		119,691		3,397
LXP Industrial Trust		4,427		239
Macerich Co.		141,776		3,571
Medical Properties Trust, Inc.		29,274		135
Mid-America Apartment Communities, Inc.		58,747		8,162
National Health Investors, Inc.		2,839		216
National Storage Affiliates Trust		36,170		1,608
NET Lease Office Properties		881		10
NETSTREIT Corp.		6,218		131
NexPoint Residential Trust, Inc.		1,289		36
NNN REIT, Inc.		96,079		4,471
Omega Healthcare Investors, Inc.		151,969		7,246
Park Hotels & Resorts, Inc.		98,078		1,398
Pebblebrook Hotel Trust		104,026		2,019
Phillips Edison & Co., Inc.		38,786		1,614
Piedmont Realty Trust, Inc.		63,840		584
Prologis, Inc.		527,415		71,449
Public Storage		82,565		26,281
Realty Income Corp.		424,136		26,279
Regency Centers Corp.		70,001		5,582
Rexford Industrial Realty, Inc.		16,220		543
RLJ Lodging Trust		74,301		880
Ryman Hospitality Properties, Inc.		40,370		5,190
Sabra Health Care REIT, Inc.		31,940		623
Service Properties Trust		34,914		59
Sila Realty Trust, Inc.		3,223		98
Simon Property Group, Inc.		164,660		36,826
SITE Centers Corp.		3,116		12
SL Green Realty Corp.		48,069		2,489
Smartstop Self Storage REIT, Inc.		3,306		107
STAG Industrial, Inc.		13,658		520
Summit Hotel Properties, Inc.		169,145		1,186
Sun Communities, Inc.		26,333		3,158
Sunstone Hotel Investors, Inc.		153,705		1,760
Tanger, Inc.		38,276		1,511
Terreno Realty Corp.		37,001		2,397
UDR, Inc.		192,141		7,670
UMH Properties, Inc.		4,740		72
Universal Health Realty Income Trust		752		33
Urban Edge Properties		62,785		1,437
Ventas, Inc.		244,065		21,673
Vornado Realty Trust		114,373		4,495
Welltower, Inc.		369,445		83,853
WP Carey, Inc.		100,119		7,159
Xenia Hotels & Resorts, Inc.		47,043		958

Total Real Estate Investment Trusts (Cost $481,100)				625,147

SHORT-TERM INSTRUMENTS 17.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)		445,196		445

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 14.5%				334,697

U.S. TREASURY BILLS 2.8%
3.689% due 07/02/2026 - 09/24/2026 (c)(d)(m)		$63,573		63,300

Total Short-Term Instruments (Cost $399,070)				398,442

Total Investments in Securities (Cost $4,362,423)				4,425,837

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		540,427		5,264

Total Short-Term Instruments (Cost $5,263)				5,264

Total Investments in Affiliates (Cost $5,263)				5,264

Total Investments 192.1% (Cost $4,367,686)				$4,431,101
Financial Derivative Instruments (j)(l) (0.8)%(Cost or Premiums, net $(1,118))				(37,271)
Other Assets and Liabilities, net (90.5)%				(2,087,302)

Net Assets 100.0%				$2,306,528

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	3.550%	06/29/2026	07/13/2026		$11,798	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2030	$(11,799)	$11,798	$11,800
BOS	3.600	06/30/2026	07/07/2026		6,331	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2030	(6,324)	6,331	6,332
	3.690	06/30/2026	07/01/2026		182,600	U.S. Treasury Notes 1.125% due 10/31/2026 - 02/15/2031	(186,136)	182,600	182,619
TOR	2.240	06/04/2026	07/02/2026	CAD	40,000	Province of Quebec 4.500% due 12/01/2026	(15,521)	28,204	28,251
	2.250	06/24/2026	07/14/2026		50,000	Province of Quebec 5.000% due 12/01/2041	(36,264)	35,255	35,270
	2.250	06/23/2026	07/21/2026		100,000	Province of British Columbia 4.000% due 06/18/2035	(72,641)	70,509	70,544

Total Repurchase Agreements							$(328,685)	$334,697	$334,816

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	3.770%	06/30/2026	07/07/2026	$(10,022)	$(10,024)
BOS	3.780	06/30/2026	07/07/2026	(747)	(747)
CIB	3.710	06/04/2026	07/16/2026	(169,288)	(169,759)
CTR	3.760	07/01/2026	07/02/2026	(981,546)	(981,546)
	3.770	06/30/2026	07/01/2026	(975,021)	(975,123)
NOM	3.720	06/11/2026	07/09/2026	(24,069)	(24,119)
SGY	3.720	06/22/2026	07/20/2026	(11,956)	(11,967)
WAN	3.710	06/17/2026	07/13/2026	(700,698)	(701,709)

Total Reverse Repurchase Agreements					$(2,874,994)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	3.730%	07/01/2026	07/16/2026	$(4,287)	$(4,287)
	3.730	07/15/2026	07/16/2026	(4)	(4)

Total Sale-Buyback Transactions					$(4,291)

(i)	Securities with an aggregate market value of $1,895,376 and cash of $1,347 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(1,806,654) at a weighted average interest rate of 3.713%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	47	$235	$(2,218)	$(1,176)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	47	235	(2,200)	(2,204)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	24	120	(398)	(111)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	19	95	(199)	(51)

Total Written Options					$(5,015)	$(3,542)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	2,683	$88,432	$3,537	$0	$(402)
Carbon Emissions Futures	12/2026	54	4,946	366	81	(89)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,177	129,341	172	0	(349)
COMEX Gold 100 Troy Ounces Futures	08/2026	25	10,096	(1,281)	0	(1)
COMEX Silver Futures	12/2026	1	303	(59)	7	0
Euro-BTP Italian Bond Futures	09/2026	507	69,139	606	0	(35)
ICE Natural Gas Futures	08/2026	150	6,314	(171)	299	(11)
KCBT Hard Red Winter Wheat Futures	09/2026	412	12,880	(760)	216	0
NYMEX Henry Hub Natural Gas Futures	08/2026	73	2,332	81	48	0
NYMEX Henry Hub Natural Gas Futures	09/2026	15	482	13	8	0
SFE 10 Year Australian Bond Futures	09/2026	368	27,980	396	53	(64)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	807	7,980	(362)	25	0
Three-Month SOFR Futures	03/2027	937	224,786	(48)	0	(70)
TTF Natural Gas Base Load Monthly Futures	08/2026	145	5,209	(201)	233	(2)
Ultra U.S. Treasury Bond Futures	09/2026	125	14,520	488	0	(94)

				$2,777	$970	$(1,117)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	133	$(27,416)	$66	$16	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,954	(209,170)	(229)	366	0
CBOT Wheat Futures	09/2026	412	(12,139)	723	0	(195)
COMEX Silver Futures	09/2026	33	(9,887)	439	0	(213)
Eurex 10 Year Euro BUND Futures	09/2026	53	(7,711)	1	1	(45)
Eurex 2 Year Euro SCHATZ Futures	09/2026	69	(8,354)	(11)	4	0
Eurex 30 Year Euro BUXL Futures	09/2026	3	(381)	(8)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	14	(1,846)	(9)	1	0
French Government Bond Futures	09/2026	703	(96,374)	(385)	169	0
TSE Japanese 10 Year Bond Futures	09/2026	56	(44,006)	(113)	158	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	646	(72,655)	(802)	252	0

				$(328)	$968	$(453)

Total Futures Contracts				$2,449	$1,938	$(1,570)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	44,400	$(936)	$382	$(554)	$0	$(29)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		32,640	(644)	(420)	(1,064)	0	(44)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	310	0	310	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	886	143	1,029	14	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.997	Annual	11/30/2030		$17,200	0	53	53	0	(40)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		39,100	(167)	42	(125)	90	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	11/30/2030		19,480	0	77	77	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		9,688	25	179	204	46	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		57,170	(177)	237	60	285	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		300	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		26,100	362	480	842	278	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		600	0	19	19	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		23,396	174	330	504	251	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		43,400	6,144	3,539	9,683	405	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,800	1,620	1,912	3,532	300	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	35,300	(458)	117	(341)	8	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		107,500	(883)	(1,055)	(1,938)	0	(142)
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		12,160	534	(508)	26	12	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		49,870	775	127	902	65	0
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	94	93	7	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		25,200	0	452	452	23	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	9	115	8	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	14	14	5	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	142	89	26	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	44	11	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	168	49	0	(2)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	127	32	0	(2)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	359	605	0	(4)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	261	508	0	(3)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	117	190	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	185	346	0	(3)
Pay	CPURNSA	3.435	Maturity	08/01/2026		$8,500	0	(67)	(67)	2	0
Pay	CPURNSA	0.000	Maturity	07/02/2027		23,000	0	(2)	(2)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	158	436	0	(18)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	97	249	0	(11)
Pay	CPURNSA	2.003	Maturity	11/30/2030		8,200	(1,072)	(304)	(1,376)	0	(2)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	14,000	7	(14)	(7)	26	0
Pay	UKRPI	3.500	Maturity	08/15/2034		10,100	57	203	260	0	(34)
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	80	80	0	(18)

Total Swap Agreements							$7,519	$7,787	$15,306	$1,860	$(404)

(k)	Securities with an aggregate market value of $22,571 and cash of $21,129 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $863 and liability of $(539) for closed futures is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	1,611		$1,152	$37	$0
	07/2026	CNH	1,829		271	1	0
	07/2026	NZD	11,546		6,819	261	0
	07/2026	$	278	CAD	396	1	0
	07/2026		5,372	NZD	9,509	29	0
	08/2026	CAD	395		$278	0	(1)
	08/2026	NZD	9,509		5,378	0	(29)
BOA	07/2026	BRL	209		40	0	0
	07/2026	JPY	87,984		553	12	0
	07/2026	KRW	84,668		56	1	0
	07/2026	NOK	4,590		464	0	0
	07/2026	SGD	20		16	0	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	40	BRL	209	0	0
	07/2026		1,500	CNH	10,144	0	(6)
	07/2026		418	GBP	312	0	(4)
	07/2026		1,670	NOK	15,523	0	(102)
	07/2026		160	PLN	605	1	0
	08/2026	ILS	2,825	$	950	0	0
	08/2026	$	268	INR	25,407	0	0
	09/2026	MXN	3,386	$	191	0	(1)
	09/2026	$	238	INR	22,645	0	0
	10/2026	BRL	7,900	$	1,446	0	(52)
BPS	07/2026		101,900		19,523	2	(218)
	07/2026	CAD	3,391		2,423	33	0
	07/2026	CHF	1,271		1,616	43	0
	07/2026	CNH	10,314		1,524	5	0
	07/2026	GBP	797		1,066	9	(1)
	07/2026	IDR	173,086,618		9,659	5	(9)
	07/2026	ILS	4,536		1,539	14	0
	07/2026	INR	324,636		3,380	0	(50)
	07/2026	JPY	297,616		1,872	41	0
	07/2026	KRW	772,406		506	7	0
	07/2026	NOK	990		101	1	0
	07/2026	THB	44,612		1,360	18	(2)
	07/2026	$	1,216	AUD	1,765	6	0
	07/2026		19,687	BRL	101,900	287	(235)
	07/2026		1,147	CAD	1,625	0	(2)
	07/2026		1,012	GBP	752	0	(15)
	07/2026		3,759	IDR	67,277,332	4	0
	07/2026		9,753	INR	925,416	28	(15)
	07/2026		12,129	JPY	1,943,500	0	(176)
	07/2026		2,253	KRW	3,456,664	0	(19)
	07/2026		314	TWD	9,908	0	(3)
	07/2026		338	ZAR	5,549	0	0
	08/2026	DKK	13,065	$	1,994	0	(6)
	08/2026	IDR	20,841,002		1,160	0	(1)
	08/2026	ILS	591		198	0	(1)
	08/2026	$	2,284	BRL	11,930	9	0
	08/2026		2,249	INR	213,406	1	0
	09/2026	IDR	20,619,180	$	1,136	0	(9)
	09/2026	THB	41,001		1,264	22	0
	09/2026	$	6,411	IDR	113,710,621	11	(110)
	09/2026		711	INR	67,523	0	(2)
	09/2026		249	THB	8,173	0	(2)
	10/2026	BRL	61,415	$	11,292	29	(377)
	12/2026	$	747	IDR	13,596,104	3	0
	04/2027	BRL	61,193	$	11,338	183	(8)
BRC	07/2026	ILS	5,574		1,883	9	0
	07/2026	JPY	161,158		997	6	0
	07/2026	NZD	16,771		9,918	393	0
	07/2026	TRY	820		17	0	0
	07/2026	$	6,424	TRY	307,093	70	0
	07/2026		1,687	ZAR	27,404	0	(17)
	08/2026		997	JPY	160,735	0	(6)
BSH	07/2026	BRL	10,400	$	2,009	0	(6)
	07/2026	JPY	1,577,116		9,919	220	0
	07/2026	$	2,052	BRL	10,400	0	(37)
	07/2026		1,668	EUR	1,431	0	(33)
	07/2026		9,306	NZD	16,471	49	0
	08/2026	NZD	16,471	$	9,316	0	(49)
	09/2026	$	2,776	BRL	14,239	0	(58)
	10/2026	BRL	116,600	$	21,523	0	(576)
	04/2027		11,500		2,131	33	0
CBK	07/2026	CAD	100,173		70,757	68	0
	07/2026	DKK	20,284		3,165	65	0
	07/2026	IDR	9,405,453		525	0	(1)
	07/2026	ILS	5,058		1,741	41	0
	07/2026	INR	217,200		2,302	7	0
	07/2026	JPY	1,728,700		10,698	66	0
	07/2026	NOK	5,415		584	37	0
	07/2026	SEK	1,528		165	8	0
	07/2026	$	2,067	EUR	1,772	0	(42)
	07/2026		2,075	IDR	37,227,369	5	0
	07/2026		2,241	INR	217,200	53	0
	07/2026		257	KRW	388,313	0	(6)
	07/2026		1,119	PLN	4,090	0	(32)
	07/2026		112	TWD	3,549	0	(1)
	08/2026	ILS	8,194	$	2,843	87	0
	08/2026	$	2,168	COP	8,243,351	217	0
	08/2026		485	ILS	1,439	0	(1)
	08/2026		418	INR	39,651	0	0
	09/2026	IDR	78,810,733	$	4,366	0	(9)
	09/2026	INR	22,211		231	0	(2)
	09/2026	THB	48,537		1,466	0	(4)
	09/2026	$	2,261	COP	8,753,709	255	0
	09/2026		1,374	IDR	24,495,481	0	(14)
	09/2026		577	MXN	10,330	9	0
	12/2026		2,291	IDR	41,644,972	6	0
DUB	07/2026	IDR	4,407,919	$	246	0	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	INR	46,403		491	1	0
	07/2026	$	900	INR	86,771	16	0
	07/2026		112	NOK	1,038	0	(7)
	07/2026		1,118	PLN	4,149	0	(15)
	07/2026		787	ZAR	12,743	0	(10)
	09/2026	IDR	57,052,045	$	3,167	1	0
	09/2026	$	950	IDR	17,256,581	8	0
	09/2026		491	INR	46,718	0	(1)
	09/2026		20,988	MXN	366,312	0	(173)
	12/2026		721	IDR	13,069,989	0	(1)
FAR	07/2026	CNH	10,261	$	1,517	6	0
	07/2026	GBP	18,183		24,451	333	0
	07/2026	INR	94,369		1,000	3	0
	07/2026	JPY	36,581		230	5	0
	07/2026	SGD	36,470		28,587	397	0
	07/2026	$	4,349	CNH	29,582	7	0
	07/2026		5,942	GBP	4,492	16	0
	07/2026		989	INR	94,369	8	0
	07/2026		42,618	JPY	6,895,588	0	(208)
	07/2026		4,994	PLN	18,333	0	(120)
	07/2026		94	SEK	909	0	0
	07/2026		1,100	ZAR	18,153	7	0
	08/2026	CNH	29,517	$	4,349	0	(7)
	08/2026	GBP	11,838		15,661	0	(41)
	08/2026	ILS	4,204		1,469	55	0
	08/2026	JPY	6,877,544		42,618	209	0
	08/2026	SEK	908		94	0	0
	09/2026	$	483	INR	46,303	3	0
	09/2026		469	MXN	8,276	2	0
GLM	07/2026	BRL	214,902	$	41,080	69	(617)
	07/2026	CAD	40,069		28,875	622	0
	07/2026	IDR	58,315,891		3,258	0	(3)
	07/2026	KRW	704,260		456	1	0
	07/2026	$	40,976	BRL	214,902	860	(207)
	07/2026		18,010	CAD	25,628	60	0
	07/2026		3,252	IDR	58,315,891	9	0
	07/2026		456	KRW	704,160	0	(1)
	08/2026	CAD	25,592	$	18,010	0	(60)
	08/2026	$	564	INR	54,063	6	0
	09/2026	IDR	58,657,395	$	3,252	0	(3)
	09/2026	MXN	2,594		148	0	0
	09/2026	THB	120,158		3,723	84	0
	09/2026	$	4,218	IDR	75,767,519	10	(23)
	09/2026		2,341	INR	225,128	24	0
	09/2026		742	MXN	12,929	0	(7)
	10/2026		27,048	BRL	142,367	5	(70)
	04/2027	BRL	28,400	$	5,291	110	0
JPM	07/2026	AUD	6,974		4,971	143	0
	07/2026	BRL	21,800		4,030	0	(193)
	07/2026	CHF	448		573	19	0
	07/2026	GBP	210		282	3	0
	07/2026	ILS	14,266		4,778	0	(17)
	07/2026	INR	22,850		242	1	0
	07/2026	KRW	217,621		141	0	0
	07/2026	NOK	6,023		608	0	0
	07/2026	NZD	290		171	7	0
	07/2026	$	4,246	BRL	21,800	8	(30)
	07/2026		1,068	EUR	923	0	(13)
	07/2026		1,612	GBP	1,201	0	(19)
	07/2026		268	IDR	4,820,704	1	0
	07/2026		1,702	ILS	4,785	0	(94)
	07/2026		242	INR	22,850	0	(1)
	07/2026		213	KRW	327,165	0	(2)
	07/2026		1,481	NZD	2,627	11	0
	07/2026		4,778	PLN	17,424	1	(147)
	07/2026		975	THB	32,605	6	0
	08/2026	ILS	14,199	$	4,887	111	0
	08/2026	$	891	INR	84,552	1	0
	08/2026		608	NOK	6,026	0	0
	09/2026	IDR	4,847,493	$	268	0	(1)
	09/2026	MXN	8,618		489	1	(2)
	09/2026	THB	94,813		2,904	42	(10)
	09/2026	$	1,746	INR	166,515	2	0
	09/2026		2,022	MXN	35,311	0	(16)
	10/2026	BRL	15,000	$	2,731	0	(112)
	12/2026	$	2,417	MXN	42,530	0	(17)
	04/2027	BRL	21,500	$	3,934	23	(11)
MBC	07/2026	AUD	29		21	1	0
	07/2026	CHF	12,314		15,634	403	(9)
	07/2026	EUR	2,089		2,428	41	0
	07/2026	IDR	446,500		25	0	0
	07/2026	INR	46,586		493	1	0
	07/2026	JPY	1,469,552		9,249	211	0
	07/2026	KRW	1,457,316		961	19	0
	07/2026	NOK	1,982		200	0	0
	07/2026	$	3,347	AUD	4,764	6	(54)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		6,906	DKK	45,268	14	0
	07/2026		25	IDR	446,500	0	0
	07/2026		2,086	INR	201,124	36	0
	07/2026		266	NOK	2,467	0	(17)
	07/2026		57	SEK	555	0	0
	08/2026	AUD	2,570	$	1,772	0	(6)
	08/2026	DKK	45,190		6,906	0	(14)
	08/2026	SEK	554		57	0	0
	08/2026	$	315	INR	29,948	1	0
	08/2026		80	NOK	798	0	0
	09/2026	THB	28,200	$	845	0	(10)
	09/2026	$	3,239	INR	310,137	18	(2)
MYI	07/2026	GBP	303	$	407	5	0
SCX	07/2026	INR	36,534		386	0	0
	07/2026	$	623	IDR	11,181,368	1	0
	07/2026		1,784	INR	171,024	22	0
	07/2026		2,180	JPY	346,300	0	(50)
	08/2026		1,401	INR	134,282	12	0
	09/2026	IDR	34,223,914	$	1,896	0	(4)
	09/2026	THB	51,719		1,594	29	(1)
	09/2026	$	2,280	IDR	40,943,614	5	(12)
	09/2026		386	INR	36,779	0	0
SOG	07/2026	CAD	76,357	$	54,340	506	(24)
	07/2026	CNH	17,321		2,560	10	0
	07/2026	DKK	38,071		5,928	108	0
	07/2026	EUR	112,526		131,265	2,694	0
	07/2026	JPY	3,826,692		24,087	552	0
	07/2026	SGD	54		41	0	0
	07/2026	$	1,439	AUD	2,085	5	0
	07/2026		109	CAD	151	0	(3)
	07/2026		17,346	CHF	14,033	22	0
	07/2026		125,681	EUR	110,489	563	0
	07/2026		6,282	GBP	4,750	18	0
	07/2026		28,219	SGD	36,544	27	0
	08/2026	AUD	2,085	$	1,438	0	(5)
	08/2026	CAD	319		225	0	0
	08/2026	CHF	13,983		17,346	0	(22)
	08/2026	EUR	110,489		125,852	0	(562)
	08/2026	GBP	4,750		6,282	0	(18)
	08/2026	SGD	36,462		28,219	0	(29)
	08/2026	$	41	SGD	54	0	0
UAG	07/2026		1,138	PLN	4,159	0	(33)
	08/2026	GBP	640	$	846	0	(3)
	09/2026	COP	16,872,196		4,416	0	(433)
	09/2026	MXN	3,650		208	1	0
	09/2026	THB	5,447		166	1	0

Total Forward Foreign Currency Contracts						$11,457	$(5,920)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	7,500	$(67)	$(12)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	7,500	(67)	(59)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	22,700	(206)	(27)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	22,700	(206)	(215)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	42,700	(391)	(84)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	42,700	(391)	(298)
SOG	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.000	08/27/2026	21,800	(126)	(102)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-SOFR	Pay	4.500	08/27/2026	21,800	(126)	(34)

Total Written Options							$(1,580)	$(831)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1NTC Index	50,338	0.12	Monthly	03/15/2027	$6,399	$0	$13	$13	$0
CBK	Receive	DWRTFT Index	7,350	4.180% (SOFR plus a specified spread)	Monthly	07/15/2026	121,657	0	(407)	0	(407)
	Receive	DWRTFT Index	7,685	4.210% (SOFR plus a specified spread)	Monthly	08/05/2026	127,202	0	(428)	0	(428)
	Receive	DWRTFT Index	3,498	4.310% (SOFR plus a specified spread)	Monthly	11/04/2026	57,899	0	(200)	0	(200)
CIB	Receive	PIMCODB Index	1,576,367	0	Monthly	06/15/2027	420,292	(1,738)	(16,671)	0	(18,409)
GST	Receive	BCOMF1NTC Index	14,108	3.940% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2027	5,100	0	41	41	0
	Receive	PIMCODB Index	568,036	0	Monthly	04/15/2027	78,372	0	(3,309)	0	(3,309)
JPM	Receive	AMZX Index	11,093	4.010% (SOFR plus a specified spread)	Monthly	07/08/2026	33,856	0	(112)	0	(112)
	Receive	JMABNIC5 Index	619,977	0	Monthly	07/15/2026	148,302	(304)	(6,364)	0	(6,668)
	Receive	DWRTFT Index	5,900	4.160% (SOFR plus a specified spread)	Monthly	08/05/2026	97,657	0	(325)	0	(325)
	Receive	DWRTFT Index	4,622	4.370% (SOFR plus a specified spread)	Monthly	09/02/2026	76,504	0	(237)	0	(237)
	Receive	AMZX Index	23,784	4.080% (SOFR plus a specified spread)	Monthly	11/04/2026	72,588	0	(245)	0	(245)
	Receive	Alerian Midstream Energy Total Return Index	73,557	4.440% (SOFR less a specified spread)	Monthly	12/09/2026	108,658	0	(391)	0	(391)
MAC	Receive	PIMCODB Index	597,158	0	Monthly	08/17/2026	148,479	0	(6,768)	0	(6,768)
MYI	Receive	DWRTFT Index	9,239	4.610% (SOFR plus a specified spread)	Monthly	09/23/2026	152,924	0	(117)	0	(117)
	Receive	DWRTFT Index	3,965	4.260% (SOFR plus a specified spread)	Monthly	11/04/2026	65,629	0	(224)	0	(224)

								$(2,042)	$(35,744)	$54	$(37,840)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MLPIREIL Index	1,053,234	4.360% (SOFR plus a specified spread)	Monthly	06/09/2027	$117,959	$0	$(873)	$0	$(873)
	Pay	MLPIREIS Index	1,056,183	4.160% (SOFR plus a specified spread)	Monthly	06/09/2027	109,867	0	(1,749)	0	(1,749)

								$0	$(2,622)	$0	$(2,622)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOLDLNPM Index(3)		4.951%	Maturity	11/15/2027	$22,472	$0	$(123)	$0	$(123)
MYC	Pay	GOLDLNPM Index(3)		4.431	Maturity	10/18/2027	4,790	0	(52)	0	(52)

								$0	$(175)	$0	$(175)

Total Swap Agreements								$(2,042)	$(38,541)	$54	$(40,637)

(m)

Securities with an aggregate market value of $39,991 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,012	$0	$19,012
Industrials	0	20,668	0	20,668
Utilities	0	322	0	322
U.S. Government Agencies	0	388,124	0	388,124
U.S. Treasury Obligations	0	2,538,727	0	2,538,727
Non-Agency Mortgage-Backed Securities	0	28,462	18,218	46,680
Asset-Backed Securities
CMBS Other	0	22,340	0	22,340
Home Equity Other	0	26,355	0	26,355
Manufacturing House ABS Other	0	720	0	720
Whole Loan Collateral	0	11,898	0	11,898
Other ABS	0	113,275	0	113,275
Sovereign Issues	0	213,902	0	213,902
Preferred Securities
Banking & Finance	0	225	0	225
Real Estate Investment Trusts
Real Estate	625,147	0	0	625,147
Short-Term Instruments
Mutual Funds	0	445	0	445
Repurchase Agreements	0	334,697	0	334,697
U.S. Treasury Bills	0	63,300	0	63,300

	$625,147	$3,782,472	$18,218	$4,425,837
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,264	$0	$0	$5,264

Total Investments	$630,411	$3,782,472	$18,218	$4,431,101

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,304	2,494	0	3,798

Over the counter	0	11,511	0	11,511

	$1,304	$14,005	$0	$15,309
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,599)	(917)	0	(5,516)
Over the counter	0	(47,388)	0	(47,388)

	$(4,599)	$(48,305)	$0	$(52,904)

Total Financial Derivative Instruments	$(3,295)	$(34,300)	$0	$(37,595)

Totals	$627,116	$3,748,172	$18,218	$4,393,506

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate